Lease Obligation Payable (Details) - Schedule of lease obligation payable - USD ($)	Dec. 31, 2022	Dec. 31, 2020
Schedule of lease obligation payable [Abstract]
2021		$ 43,096
2022		10,774
Total minimum lease payments		53,870
Less: Amount representing interest	$ (1,559)	(4,076)
Present value of minimum lease payments	$ 32,372	$ 49,794